Interest in joint operations	12 Months Ended
Jun. 30, 2018
Interest in joint operations
Interest in joint operations

21            Interest in joint operations

At 30 June, the group’s interest in material joint operations were:

			% of equity owned
			2018	2017
Name	Country of incorporation	Nature of activities	Rm	Rm
Gemini HDPE LLC	United States of America	Manufactures high density polyethylene chemicals	50	50
Sasol Canada	Canada	Development of shale gas reserves and production and marketing of shale gas	50	50
Natref	South Africa	Refining of crude oil	64	64

The information provided is Sasol’s share of joint operations (excluding unincorporated joint operations) and includes intercompany transactions and balances.

	Gemini	Sasol			Total	Total
	HDPE LLC	Canada*	Natref	Other**	2018	2017
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Statement of financial position
External non-current assets	4 386	3 455	3 276	1 938	13 055	16 236
External current assets	75	118	245	1 065	1 503	1 157
Intercompany current assets	20	1 013	29	84	1 146	1 029

Total assets	4 481	4 586	3 550	3 087	15 704	18 422

Shareholders’ equity	1 644	2 890	231	624	5 389	8 893
Long-term liabilities	2 594	740	2 657	1 719	7 710	6 476
Interest-bearing current liabilities	134	784	206	284	1 408	799
Non-interest-bearing current liabilities	109	171	309	182	771	635
Intercompany current liabilities	—	1	147	278	426	1 619

Total equity and liabilities	4 481	4 586	3 550	3 087	15 704	18 422

Income statement
Turnover	213	284	1 886	1 277	3 660	3 782
Operating (loss)/profit	(144)	(3 583)	379	259	(3 089)	(345)
Other expenses	(80)	(6)	(203)	(149)	(438)	(394)

Net (loss)/profit before tax	(224)	(3 589)	176	110	(3 527)	(739)
Taxation	—	—	(59)	10	(49)	(50)

Attributable (loss)/profit	(224)	(3 589)	117	120	(3 576)	(789)

Statement of cash flows
Cash flow from operations	(74)	89	762	412	1 189	1 433
Movement in working capital	(77)	73	531	(130)	397	190
Tax paid	—	—	(1)	(4)	(5)	(14)
Other expenses	(115)	—	(197)	(173)	(485)	(526)

Cash available from operations	(266)	162	1 095	105	1 096	1 083
Dividends paid	—	—	(111)	—	(111)	(170)

Cash retained from operations	(266)	162	984	105	985	913
Cash flow from investing activities	275	(66)	(873)	(48)	(712)	(2 192)
Cash flow from financing activities	(57)	—	(72)	1 704	1 575	594

Decrease/(increase) in cash requirements	(48)	96	39	1 761	1 848	(685)

*Includes the carry of CAD75 million (R780 million) which was repaid on 3 July 2018.

**Includes Central Térmica de Ressano Garcia (CTRG) and Sasol Wilmar Alcohol Industries (Lianyungang) Co Ltd.

At 30 June 2018, the group’s share of the total capital commitments of joint operations amounted to R427 million (2017 – R992 million).